UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08897
                                    ---------

Sparrow Funds
------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

11330 Olive Blvd, Ste. 230, St. Louis, MO                      63141
------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
----------------------------------------
Unified Fund Services, Inc.
----------------------------------------
431 N. Pennsylvania St.
----------------------------------------
Indianapolis, IN 46204
----------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000
                                                     ------------

Date of fiscal year end:   8/31
                           ----

Date of reporting period:  11/30/04
                           --------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.



SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)



COMMON STOCKS - 97.84%                                                SHARES              VALUE
                                                                    ------------     -----------------

ACCIDENT & HEALTH INSURANCE - 1.85%
Stancorp Financial Group, Inc.                                            1,700          $    134,385
                                                                                     -----------------

AIR COND & WARM AIR HEATING EQUIP &
   COMM & INDL REFRIG EQUIP - 1.48%
Engineered Support Systems, Inc.                                          1,950               107,250
                                                                                     -----------------

AIR TRANSPORTATION, SCHEDULED - 2.73%
Southwest Airlines Co.                                                   12,600               198,198
                                                                                     -----------------

AIRCRAFT ENGINES & ENGINE PARTS - 3.67%
United Technologies Corp.                                                 2,730               266,393
                                                                                     -----------------

AUTOMOBILE MANUFACTURE - 1.03%
Toyota Motor Corp (a)                                                     1,000                74,710
                                                                                     -----------------

BEVERAGES - 2.89%
PepsiCo, Inc.                                                             4,200               209,622
                                                                                     -----------------

BOOK: PUBLISHING OR PUBLISHING AND PRINTING - 2.42%
The McGraw-Hill Companies, Inc.                                           2,000               175,460
                                                                                     -----------------

COMPUTER PERIPHERAL EQUIPMENT, NEC - 1.41%
Metrologic Instruments, Inc. (b)                                          5,000               102,150
                                                                                     -----------------

CRUDE PETROLEUM & NATURAL GAS - 4.57%
Occidental Petroleum Corp.                                                3,700               222,777
XTO Energy, Inc.                                                          3,000               109,050
                                                                                     -----------------
                                                                                              331,827
                                                                                     -----------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 3.09%
Medtronic, Inc.                                                           4,670               224,394
                                                                                     -----------------

ELECTRONIC COMPUTERS - 4.30%
Dell, Inc. (b)                                                            7,700               312,004
                                                                                     -----------------

FEDERAL & FEDERALLY - SPONSORED CREDIT AGENCIES - 3.03%
Federal National Mortgage Association (Fannie Mae)                        3,200               219,840
                                                                                     -----------------

FOOD & KINDRED PRODUCTS - 2.38%
Altria Group, Inc.                                                        3,000               172,470
                                                                                     -----------------

GAS & OTHER SERVICES COMBINED - 3.26%
Sempra Energy Corp.                                                       6,400               236,672
                                                                                     -----------------

GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 3.38%
Illinois Tool Works, Inc.                                                 2,600               244,998
                                                                                     -----------------

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 (UNAUDITED)



COMMON STOCKS - 97.84% - CONTINUED                                    SHARES              VALUE
                                                                    ------------     -----------------

GOLD AND SILVER ORES - 1.57%
Anglogold Limited (a)                                                     2,850             $ 113,744
                                                                                     -----------------

HAZARDOUS WASTE MANAGEMENT - 1.43%
Stericycle, Inc. (b)                                                      2,490               104,057
                                                                                     -----------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.70%
Countrywide Financial Corp                                                3,720               123,541
                                                                                     -----------------

NATIONAL COMMERCIAL BANKS - 7.07%
Bank of America Corp.                                                     3,200               148,064
Commerce Bancorp, Inc.                                                    1,900               118,693
Marshall & Ilsley Corp.                                                   5,900               245,971
                                                                                     -----------------
                                                                                              512,728
                                                                                     -----------------

NEWSPAPERS: PUBLISHING OR PUBLISHING & PRINTING - 1.54%
McClatchy Co- Class A                                                     1,600               112,160
                                                                                     -----------------

OPERATIVE BUILDERS - 2.10%
Ryland Group, Inc.                                                        1,500               152,025
                                                                                     -----------------

PHARMACEUTICAL PREPARATIONS - 1.52%
Perrigo Co.                                                               6,100               110,044
                                                                                     -----------------

PUBLIC BUILDING AND RELATED FURNITURE - 1.18%
Johnson Controls, Inc.                                                    1,400                85,960
                                                                                     -----------------

RETAIL - BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY - 1.14%
Tractor Supply Co. (b)                                                    2,600                82,472
                                                                                     -----------------

RETAIL - DEPARTMENT STORES - 1.79%
Sears Roebuck & Co.                                                       2,500               130,075
                                                                                     -----------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.10%
Walgreen Co.                                                              4,000               152,720
                                                                                     -----------------

RETAIL - MISCELLANEOUS RETAIL - 1.68%
First Cash Financial Services, Inc. (b)                                   4,695               122,258
                                                                                     -----------------

RETAIL - RADIO TV & CONSUMER ELECTRONICS STORES - 2.72%
Best Buy Co., Inc.                                                        3,500               197,330
                                                                                     -----------------

RETAIL - VARIETY STORES - 3.01%
Wal-Mart Stores, Inc.                                                     4,200               218,652
                                                                                     -----------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 2.74%
Washington Mutual, Inc.                                                   4,880               198,665
                                                                                     -----------------

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 (UNAUDITED)


COMMON STOCKS - 97.84% - CONTINUED                                    SHARES              VALUE
                                                                    ------------     -----------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 3.04%
Lehman Brothers Holdings, Inc.                                            2,630             $ 220,341
                                                                                     -----------------

SEMICONDUCTORS & RELATED DEVICES - 2.93%
Intel Corp.                                                               9,500               212,325
                                                                                     -----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 1.88%
Affiliated Computer Services, Inc. - Class A (b)                          2,300               136,114
                                                                                     -----------------

SOFTWARE - 3.29%
SAP Aktiengesellschaft                                                    5,370               238,965
                                                                                     -----------------

STATE COMMERCIAL BANKS - 1.94%
UCBH Holdings, Inc.                                                       3,100               140,554
                                                                                     -----------------

SUGAR AND CONFECTIONARY PRODUCTS - 1.36%
Hershey Foods Corp.                                                       1,900                98,420
                                                                                     -----------------

TEXTILES & APPAREL - 2.92%
Nike, Inc. - Class B                                                      2,500               211,650
                                                                                     -----------------

TITLE INSURANCE - 1.40%
The First American Financial Corp.                                        3,090               101,816
                                                                                     -----------------

WHOLESALE - GROCERIES & RELATED PRODUCTS - 3.09%
Sysco Corp.                                                               6,450               224,137
                                                                                     -----------------

WHOLESALE - MISC DURABLE GOODS - 1.21%
RC2 Corp. (b)                                                             2,800                87,612
                                                                                     -----------------

TOTAL COMMON STOCKS (COST $5,968,751)                                                       7,098,738
                                                                                     -----------------

MONEY MARKET SECURITIES - 3.18%
First American Government Obligations Fund - Class S, 1.25%, (c)        231,160               231,160
                                                                                     -----------------

TOTAL MONEY MARKET (COST $231,160)                                                            231,160
                                                                                     -----------------

TOTAL INVESTMENTS (COST $6,199,911) - 101.02%                                           $   7,329,898
                                                                                     -----------------

LIABILITES IN EXCESS OF CASH AND OTHER ASSETS - (1.02)%                                       (74,190)
                                                                                     -----------------

TOTAL NET ASSETS - 100.00%                                                              $   7,255,708
                                                                                     =================


(a) American Depositary Receipt.
(b) Non-income producing.
(c) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.


TAX RELATED
Unrealized appreciation                                                                  $ 1,213,537
Unrealized depreciation                                                                      (83,550)
                                                                                      -----------------
Net unrealized appreciation                                                              $ 1,129,987
                                                                                      =================

Aggregate cost of securities for income tax purposes                                     $ 6,199,911
                                                                                      -----------------

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS


Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 18, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Sparrow Funds
           -------------

By
*____/s/ Gerald Sparrow_______________________________
         Gerald Sparrow, President

Date__January 7, 2005_________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*____/s/ Gerald Sparrow_______________________________
          Gerald Sparrow, President

Date___January 7, 2005________________________________

By
*___/s/ Gerald Sparrow________________________________
          Gerald Sparrow,  Treasurer

Date__January 7, 2005_________________________________